Supplement	12 Months Ended
Aug. 31, 2013
ETF | Vanguard S&P Mid-Cap 400 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)}

Vanguard S&P Mid-Cap 400 Value Index FundVanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.11%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.14%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.16%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 3340 042014

ETF | Vanguard S&P Small-Cap 600 Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)}

Vanguard S&P Mid-Cap 400 Value Index FundVanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.11%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.14%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.16%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 3340 042014

ETF | Vanguard S&P Small-Cap 600 Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)}

Vanguard S&P Mid-Cap 400 Value Index FundVanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.11%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.14%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.16%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 3340 042014

ETF | Vanguard S&P Small-Cap 600 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)}

Vanguard S&P Mid-Cap 400 Value Index FundVanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.11%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.14%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.16%

Total Annual Fund Operating Expenses(1) 0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 3340 042014

Institutional | Vanguard S&P Mid-Cap 400 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard S&P Mid-Cap 400 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses None

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 1842 042014

Institutional | Vanguard S&P Small-Cap 600 Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.02%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 1845 042014

Institutional | Vanguard S&P Small-Cap 600 Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.02%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 1845 042014

Institutional | Vanguard S&P Small-Cap 600 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard S&P Small-Cap 600 Index FundVanguard S&P Small-Cap 600 Value Index FundVanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares dated December 23, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.02%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 1845 042014